Earnings Per Share	12 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 21. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2023 and 2024:

	As of September 30,
	2022	2023	2024
Numerator:
Numerator for basic and diluted earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders (in HK$)	7,762,677	9,697,369	10,653,488

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	12,000,000	12,000,000	13,027,752

Earnings per share – basic and diluted (in HK$)	0.65	0.81	0.82

For the years ended September 30, 2022, 2023, and 2024, the effects of all outstanding warrant have been excluded from the computation of diluted earnings per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Outstanding warrant	—	—	62,500